Finance Income and Finance Costs - Summary of Finance Income and Finance Costs recognized in Profit or Loss (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance income
Interest income	₩ 51,686	₩ 87,692	₩ 134,664
Foreign currency gain	332,178	375,557	560,633
Gain on valuation of financial assets at fair value through profit or loss	15,677	532	5,288
Gain on transaction of derivatives	162,139	274,173	178,610
Gain on valuation of derivatives	16,002	145,078	239,973
Others	764	62	3,126
Finance income	578,446	883,094	1,122,294
Finance costs
Interest expense	702,608	909,640	723,429
Foreign currency loss	274,151	861,409	512,456
Loss on sale of trade accounts and notes receivable	20,916	26,178	48,600
Loss on valuation of financial assets at fair value through profit or loss	5,556	9,122	18,562
Loss on valuation of derivatives	139,051	5,771	316,467
Others	10,634	9,792	15,020
Finance costs	₩ 1,152,916	₩ 1,821,912	₩ 1,634,534